LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning year	$ 2,440	$ 2,971
Lease payments	(895)	(877)
Lease deposits	(2)	(5)
Interest expense	315	238
Exchange rate differences	(31)	152
Additions to lease liability for new leases in the period	824	21
Reduction of lease liability for leases terminated in the period	(29)	(40)
Revaluation recognized in CPI	47	(20)
Balance at end of year	2,669	2,440
Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	2,375	2,760
Lease payments	(748)	(740)
Lease deposits	0	0
Interest expense	281	216
Exchange rate differences	(38)	145
Additions to lease liability for new leases in the period	412	0
Reduction of lease liability for leases terminated in the period	0	0
Revaluation recognized in CPI	4	(6)
Balance at end of year	2,286	2,375
Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	65	211
Lease payments	(147)	(137)
Lease deposits	(2)	(5)
Interest expense	34	22
Exchange rate differences	7	7
Additions to lease liability for new leases in the period	412	21
Reduction of lease liability for leases terminated in the period	(29)	(40)
Revaluation recognized in CPI	43	(14)
Balance at end of year	$ 383	$ 65